BORROWINGS - Borrowings by Currency (Details) € in Millions, ₨ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 INR (₨)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38,862						$ 42,249
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	36,720						40,809
U.S. dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	17,633						19,447
Euros | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	6,653	€ 6,426					7,114	€ 6,437
Australian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	6,350		$ 10,261				7,033		$ 10,324
Brazilian reais | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	3,896			R$ 24,123			4,610			R$ 22,311
Canadian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	899				$ 1,294		976				$ 1,293
Indian rupees | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	809					₨ 69,184	802					₨ 66,848
Other | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 480						$ 827